Consolidated Interim Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Income Statement [Abstract]
Sales	$ 1,441,626	$ 1,325,978	$ 5,336,557	$ 2,692,979
Sales tax	(198,524)	(131,419)	(724,339)	(279,931)
Net sales			4,612,218	2,413,048
Cost of sales	(922,973)	(737,621)	(2,831,642)	(1,216,851)
Gross Profit	320,129	456,938	1,780,576	1,196,197
General and Administrative Expenses
Accounting and legal (Note 8)	44,193	78,381	895,263	350,502
Consulting fees (Notes 8 and 16)	220,227	2,600	167,942	206,913
Depreciation	4,875	3,140	12,870	8,811
Insurance	28,725	22,238	76,659	29,793
Lease expense	56,704
Interest and accretion expense (Notes 9 and 10)			1,242,808	277,219
Licenses, utilities and office administration	304,724	85,092	931,045	281,671
Listing fees				465,481
Management fees (Note 8)	129,578	52,844	420,202	219,120
Regulatory, filing and transfer agent fees	16,736	7,196	137,117	23,641
Rent	12,365	18,362	119,074	51,000
Salaries and wages	484,051	194,175	926,198	380,371
Stock-based compensation (Notes 8 and 11)	289,578		880,595	789,679
Transaction costs (Note 14)				330,324
Travel	50,901	2,023	56,214	28,237
Total	(1,642,657)	(466,051)	(5,865,987)	(3,442,762)
Loss Before Other Items	(1,322,528)	(9,113)	(4,085,411)	(2,246,565)
Other Items
Foreign exchange, net	(82,920)	(71,554)	(241,862)	(193,959)
Interest income	278,000	48	719,865	5,615
Management fee income	18,000		37,000
Other income	125,000
Equity pickup of investee (Note 17)	87,651	(7,620)	56,466
Early loan repayment penalty (Note 9)			(200,000)
Write off of amounts receivable			(38,809)	(873)
Write off of deposit				(250,000)
Net Loss for the Period Before Income Tax	(896,797)	(88,239)	(3,752,751)	(2,685,782)
Income taxes
Deferred income tax recovery				1,144,080
Income tax expense		(123,555)		(239,358)
Net Loss for the Period	(896,797)	(211,794)	(3,752,751)	(1,781,060)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	119,193	73,315	294,909	175,577
Comprehensive Loss for the Period	$ (777,604)	$ (138,479)	$ (3,457,842)	$ (1,605,483)
Loss per Share - Basic and Diluted	$ 0.01	$ 0.00	$ (0.05)	$ (0.05)
Weighted Average Number of Shares Outstanding	101,149,232	47,774,817	69,548,041	38,934,166